SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Enhanced Global Bond Fund
The fund’s Board of Directors (Board) has approved changes to the fund proposed by Deutsche Investment Management Americas Inc. (DIMA), the fund’s investment advisor including: (i) a new fund name; (ii) the termination of the sub-advisory agreement between DIMA and Deutsche Alternative Asset Management (Global) Limited (DAAM Global); (iii) the appointment of Deutsche Asset Management International GmbH (Deutsche AM International GmbH), an indirect, wholly-owned subsidiary of Deutsche Bank AG, as a subadvisor to the fund; and (iv) a sub-advisory agreement between DIMA and Deutsche AM International GmbH, its affiliate, with respect to the fund. The name change to the fund will become effective on or about October 2, 2017. Deutsche AM International GmbH will begin providing portfolio management services to the fund on or about December 4, 2017. DIMA intends to propose a new portfolio management team to the Board at its upcoming December meeting.
DIMA, subject to the approval of the fund’s Board, has ultimate responsibility to oversee any subadvisor to the fund and to recommend the hiring, termination and replacement of subadvisors for the fund. The fund and DIMA have received an exemptive order from the Securities and Exchange Commission (SEC) that allows DIMA, subject to the approval of the fund’s Board, to appoint Deutsche AM International GmbH as a subadvisor to the fund without obtaining shareholder approval. The fund and DIMA are subject to certain conditions imposed by the SEC order.
Effective on or about October 2, 2017, the prospectus is supplemented as follows:
Deutsche Enhanced Global Bond Fund will be renamed Deutsche High Conviction Global Bond Fund. All references in the prospectus to the Deutsche Enhanced Global Bond Fund will be superseded with Deutsche High Conviction Global Bond Fund.
All disclosure and references in the fund’s prospectus to “Currency strategies” and “Currency strategies risk” are hereby deleted.
The following disclosure is deleted from the existing disclosure contained in the “UNDERSTANDING DISTRIBUTIONS AND TAXES” section of the fund’s prospectus:
The fund’s use of currency strategies may increase or accelerate the fund’s recognition of income, affect the character of such income, and affect the timing, amount, and character of taxable distributions to shareholders. Among other consequences, the currency strategies may cause the fund to recognize income in excess of cash received; thus, the fund could be required to liquidate investments, including when it is not advantageous to do so, to meet its distribution requirements and to avoid tax at the fund level.
Effective on or about December 4, 2017, the prospectus is supplemented as follows:
DAAM Global will no longer serve as subadvisor to the fund and all references to DAAM Global are hereby deleted.
The following information replaces the existing similar disclosure under the “MANAGEMENT” section of the summary section of the fund’s prospectus.
Investment Advisor
Deutsche Investment Management Americas Inc.
Subadvisor
Deutsche Asset Management International GmbH
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The following information is added under the “WHO MANAGES AND OVERSEES THE FUNDS” heading of the “FUND DETAILS” section of the fund’s prospectus:
Subadvisor for Deutsche High Conviction Global Bond Fund
Deutsche Asset Management International GmbH (Deutsche AM International GmbH) acts as subadvisor to the fund. Deutsche AM International GmbH, located at Mainzer Landstrasse 11-17, Frankfurt am Main, Germany 60329, provides advisory services to a variety of types of clients, including affiliated investment companies. Deutsche AM International GmbH is an investment advisor registered with the US Securities and Exchange Commission and with the Federal Financial Supervisory Authority in Germany. Deutsche AM International GmbH is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Pursuant to a sub-advisory agreement between DIMA and Deutsche AM International GmbH, DIMA, not the fund, compensates Deutsche AM International GmbH for the services it provides to the fund.
Effective July 1, 2017, the prospectus is supplemented as follows:
The following information replaces the existing similar disclosure in the “FEES AND EXPENSES OF THE FUND” section of the summary section of the fund’s prospectus:
SHAREHOLDER FEES (paid directly from your investment)
	A	T	C	S
Maximum sales charge (load) imposed on purchases, as % of offering price	4.50	2.50	None	None
Maximum deferred sales charge (load), as % of redemption proceeds	None	None	1.00	None
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	$20	None	$20	$20
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)
	A	T	C	S
Management fee[1]	0.31	0.31	0.31	0.31
Distribution/service (12b-1) fees	0.24	0.25	1.00	None
Other expenses[2]	0.72	0.70	0.74	0.67
Acquired funds fees and expenses	0.02	0.02	0.02	0.02
Total annual fund operating expenses	1.29	1.28	2.07	1.00
Fee waiver/expense reimbursement	0.37	0.36	0.40	0.33
Total annual fund operating expenses after fee waiver/expense reimbursement	0.92	0.92	1.67	0.67
1 “Management fee” is restated to reflect the fund’s new management fee rate effective July 1, 2017.
2 ”Other expenses“ for Class T are based on estimated amounts for the current fiscal year.
The Advisor has contractually agreed through September 30, 2018 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expenses and acquired funds fees and expenses) at 0.90%, 0.90%,
1.65% and 0.65% for Class A, Class T, Class C and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.
EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Years	A	T	C	S
1	$540	$342	$270	$68
3	806	611	610	286
5	1,092	901	1,077	520
10	1,905	1,726	2,368	1,195
You would pay the following expenses if you did not redeem your shares:
Years	A	T	C	S
1	$540	$342	$170	$68
3	806	611	610	286
5	1,092	901	1,077	520
10	1,905	1,726	2,368	1,195

September 26, 2017
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The following information replaces the existing similar disclosure relating to the fund under the “Management Fee” sub-heading of the “WHO MANAGES AND OVERSEES THE FUND” section of the fund’s prospectus:
The following waivers are currently in effect:
For Deutsche Enhanced Global Bond Fund, the Advisor has contractually agreed through September 30, 2018 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expenses and acquired funds fees and expenses) at 0.90%, 0.90%, 1.65% and 0.65% for Class A, Class T, Class C and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.
The following information is added to the existing disclosure relating to the fund under the “Management Fee” sub-heading of the “WHO MANAGES AND OVERSEES THE FUND” section of the fund’s prospectus:
Effective July 1, 2017, Deutsche Enhanced Global Bond Fund pays the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.31% of the fund’s average daily net assets.
The following replaces the existing similar disclosure under the “HYPOTHETICAL EXPENSE SUMMARY” heading of the “APPENDIX A” section of the fund’s prospectus:
Deutsche High Conviction Global Bond Fund — Class A
	Maximum Sales Charge: 4.50%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.92%	-0.60%	$9,939.64	$539.65
2	10.25%	1.29%	3.08%	$10,308.40	$130.60
3	15.76%	1.29%	6.91%	$10,690.84	$135.45
4	21.55%	1.29%	10.87%	$11,087.47	$140.47
5	27.63%	1.29%	14.99%	$11,498.82	$145.68
6	34.01%	1.29%	19.25%	$11,925.42	$151.09
7	40.71%	1.29%	23.68%	$12,367.86	$156.69
8	47.75%	1.29%	28.27%	$12,826.70	$162.50
9	55.13%	1.29%	33.03%	$13,302.58	$168.53
10	62.89%	1.29%	37.96%	$13,796.10	$174.79
Total					$1,905.45
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Deutsche High Conviction Global Bond Fund — Class T
	Maximum Sales Charge: 2.50%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.92%	1.48%	$10,147.80	$341.53
2	10.25%	1.28%	5.25%	$10,525.30	$132.31
3	15.76%	1.28%	9.17%	$10,916.84	$137.23
4	21.55%	1.28%	13.23%	$11,322.95	$142.33
5	27.63%	1.28%	17.44%	$11,744.16	$147.63
6	34.01%	1.28%	21.81%	$12,181.04	$153.12
7	40.71%	1.28%	26.34%	$12,634.18	$158.82
8	47.75%	1.28%	31.04%	$13,104.17	$164.73
9	55.13%	1.28%	35.92%	$13,591.64	$170.85
10	62.89%	1.28%	40.97%	$14,097.25	$177.21
Total					$1,725.76
Deutsche High Conviction Global Bond Fund — Class C
	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.67%	3.33%	$10,333.00	$169.78
2	10.25%	2.07%	6.36%	$10,635.76	$217.03
3	15.76%	2.07%	9.47%	$10,947.38	$223.39
4	21.55%	2.07%	12.68%	$11,268.14	$229.93
5	27.63%	2.07%	15.98%	$11,598.30	$236.67
6	34.01%	2.07%	19.38%	$11,938.13	$243.60
7	40.71%	2.07%	22.88%	$12,287.92	$250.74
8	47.75%	2.07%	26.48%	$12,647.95	$258.09
9	55.13%	2.07%	30.19%	$13,018.54	$265.65
10	62.89%	2.07%	34.00%	$13,399.98	$273.43
Total					$2,368.31
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Deutsche High Conviction Global Bond Fund — Class S
	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.67%	4.33%	$10,433.00	$68.45
2	10.25%	1.00%	8.50%	$10,850.32	$106.42
3	15.76%	1.00%	12.84%	$11,284.33	$110.67
4	21.55%	1.00%	17.36%	$11,735.71	$115.10
5	27.63%	1.00%	22.05%	$12,205.13	$119.70
6	34.01%	1.00%	26.93%	$12,693.34	$124.49
7	40.71%	1.00%	32.01%	$13,201.07	$129.47
8	47.75%	1.00%	37.29%	$13,729.12	$134.65
9	55.13%	1.00%	42.78%	$14,278.28	$140.04
10	62.89%	1.00%	48.49%	$14,849.41	$145.64
Total					$1,194.63
Please Retain This Supplement for Future Reference
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